Schedule of Investments
(unaudited)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Ireland — 5.2%
(a)(b)
Aqueduct European CLO DAC,
Series 2022-7X, Class AR, (3-mo.
EURIBOR at 1.28% Floor + 1.28%),
3.78%, 08/15/37 ............ EUR 2,002 $ 2,257,760
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.45%, 04/25/39 . 2,220 2,504,890
Arini European CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.90%
Floor + 1.90%), 4.18%, 07/15/36 . 1,000 1,133,984
Arini European CLO II DAC, Series 2X,
Class A, (3-mo. EURIBOR at 1.55%
Floor + 1.55%), 3.83%, 04/15/38 . 1,500 1,700,125
Arini European CLO V DAC
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.57%, 01/15/39 .... 2,780 3,137,946
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 5.17%, 01/15/39 .... 480 527,918
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.98%, 01/16/31 . 862 973,437
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 3.24%, 06/23/34 ..... 1,500 1,684,831
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(c) (d)
.. 1,500 814,462
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.58%, 10/15/37 . 480 527,340
Contego CLO VII DAC, Series 7X,
Class AR, (3-mo. EURIBOR at
1.33% Floor + 1.33%), 3.51%,
01/23/38 ................. 1,850 2,082,828
CVC Cordatus Loan Fund XXX
DAC, Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor + 1.48%),
4.04%, 05/15/37 ............ 2,000 2,273,194
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor + 1.23%),
3.79%, 02/15/38 ............ 2,590 2,912,217
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 3.11%, 07/25/34 . 1,500 1,689,766
Henley CLO XI DAC, Series 11X, Class
A, (3-mo. EURIBOR at 1.20% Floor
+ 1.20%), 3.56%, 04/25/39 ..... 2,040 2,299,016
Palmer Square European CLO DAC,
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor + 1.34%),
3.62%, 10/15/37 ............ 1,700 1,917,612
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor + 1.22%),
3.43%, 10/25/27 ............ 2,220 2,492,987
RRE 18 Loan Management DAC,
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor + 1.47%),
3.75%, 04/15/39 ............ 2,000 2,269,957
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
3.69%, 07/15/37 ............ 936 1,061,239
Security
Par (000)
Par (000) Value
Ireland (continued)
Sona Fios CLO III DAC, Series 3X,
Class A, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.56%, 04/20/37 . EUR 1,420 $ 1,600,266
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor + 1.18%),
3.38%, 04/16/39 ............ 2,960 3,353,236
Tikehau CLO XII DAC, Series 12X,
Class A, (3-mo. EURIBOR at 1.34%
Floor + 1.34%), 3.58%, 10/20/38 . 1,700 1,926,803
41,141,814
United Kingdom — 0.6%
Greene King Finance plc, Series B1,
(Sterling Overnight Index Average +
1.92%), 6.40%, 12/15/34
(a)
..... GBP 1,518 1,805,528
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 2,080 2,894,703
4,700,231
United States — 0.0%
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 5.53%, 08/14/30
(a) (e)
USD 2 1,824
Total Asset-Backed Securities — 5.8%
(Cost: $ 44,215,136 ) .............................. 45,843,869
Shares
Shares
Common Stocks
Australia — 0.0%
IREN Ltd.
(d)
.................. 6,349 38,792
Bermuda — 0.0%
Travelport Technology Ltd.
(d) (f)
...... 70 170,327
Canada — 0.1%
Algoma Steel Group, Inc. ........ 15,539 79,482
Lionsgate Studios Corp.
(d)
........ 67,500 493,425
572,907
Chile — 0.0%
Wom New Holdco
(d) (f)
........... 440 12,320
France — 0.0%
Casino Guichard Perrachon SA
(d)
... 16,223 10,241
Germany — 0.0%
ADLER Group SA
(d) (f)
........... 983,215 11
Japan — 0.0%
Rakuten Group, Inc.
(d)
........... 14,000 82,549
Luxembourg — 0.0%
New Topco
(d) (f) (g)
............... 59,462 1
United Kingdom — 0.0%
(d)
Genius Sports Ltd. ............. 15,585 168,162
New Look Retailers
(f)
........... 5,436,112 73
168,235
United States — 0.6%
Aimbridge Topco LLC
(d) (f)
......... 6,349 349,186
AMC Networks, Inc. , Class A
(d)
..... 1,286 8,230
Amentum Holdings, Inc.
(d)
........ 6,913 150,842
Avaya, Inc.
(d)
................. 1,550 8,525
Caesars Entertainment, Inc.
(d)
..... 3,207 86,781

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
California Resources Corp. ....... 590 $ 20,361
Citigroup, Inc. ................ 1,537 105,100
Comerica, Inc. ................ 296 15,910
CommScope Holding Co., Inc.
(d)
.... 15,370 57,484
Coreweave, Inc. , Class A
(d)
....... 2,206 91,108
Coreweave, Inc. , Class A , (Acquired
03/27/25 , cost $ 227,444 )
(d) (h)
.... 4,840 199,892
Crown PropTech Acquisitions
(d) (f)
.... 15,186 14,939
Crown PropTech Acquisitions , Class A
(d)
6,461 71,200
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 1,041,005 )
(d) (f) (h)
............ 15,345 889,857
First Citizens BancShares, Inc. , Class A 52 92,515
First Horizon Corp. ............. 1,645 29,742
Flagstar Financial, Inc. .......... 23,066 270,103
Flowco Holdings, Inc. , Class A
(d)
.... 6,295 121,619
FreeWire Technologies, Inc.
(d) (f)
..... 13 —
Landsea Homes Corp.
(d)
......... 10,455 63,775
Latch, Inc.
(d)
................. 31,344 4,388
Lions Gate Entertainment Corp. , Class
A
(d)
..................... 9,865 87,601
Lions Gate Entertainment Corp. , Class
B
(d)
..................... 47,500 379,050
Lumen Technologies, Inc.
(d)
....... 20,199 71,504
New Look Builders, Inc.
(d) (f)
....... 11,518,792 115
Palladyne AI Corp.
(d)
............ 856 5,205
Palladyne AI Corp.
(d)
............ 35,879 218,145
Paramount Global , Class B ....... 22,500 264,150
Playstudios, Inc. , Class A
(d)
....... 13,275 16,859
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 203,300 )
(d) (h)
.............. 20,000 146,200
Solaris Energy Infrastructure, Inc. ,
Class A .................. 11,125 235,182
Sonder Holdings, Inc. , Class A
(d)
.... 6,302 13,864
Tribune Resources LLC
(d)
........ 86,655 114,818
United States Steel Corp. ........ 3,866 168,983
Venture Global, Inc. , Class A ...... 435 3,650
Viper Energy, Inc. , Class A ....... 1,212 48,880
Warner Bros Discovery, Inc.
(d)
..... 6,123 53,086
4,478,849
Total Common Stocks — 0.7%
(Cost: $ 17,499,211 ) .............................. 5,534,232
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd.
(e)
9.25% , 10/01/28 ............ USD 18 17,023
8.50% , 05/01/30 ............ 18 16,351
Oceana Australian Fixed Income Trust
(f)
12.00% , 07/31/25 ........... AUD 178 114,303
12.50% , 07/31/26 ........... 267 175,525
12.50% , 07/31/27 ........... 445 298,242
621,444
Belgium — 0.2%
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(e)
...... USD 1,800 1,755,351
Security
Par (000)
Par (000) Value
Canada — 1.7%
1011778 BC ULC , 6.13% , 06/15/29
(e)
USD 2,250 $ 2,285,584
Brookfield Residential Properties, Inc. ,
5.00% , 06/15/29
(e)
........... 63 56,077
Mattamy Group Corp.
(e)
5.25% , 12/15/27 ............ 14 13,599
4.63% , 03/01/30 ............ 137 125,327
Open Text Corp. , 6.90% , 12/01/27
(e)
. 4,000 4,114,098
Resort Communities LoanCo. LP ,
12.00% , 11/21/28
(a) (e) (f)
........ 2,482 2,469,564
Rogers Communications, Inc.
(a)
Series NC5 , (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.65%),
7.00% , 04/15/55 .......... 1,015 1,022,578
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13% , 04/15/55 .... 3,500 3,487,310
13,574,137
Chile — 0.0%
(a)(e)(i)
WOM Chile Holdco SpA , 5.00% ,
( 5.00 % Cash or 5.00 % PIK),
04/01/32
(j)
................. 235 233,532
WOM Mobile SA , 12.50% , ( 12.50%
Cash or 12.50 % PIK), 04/01/31 .. 133 133,088
366,620
China — 0.4%
(b)(c)(d)
European TopSoho SARL , Series
SMCP , 4.00% , 09/21/21
(j)
...... EUR 7,100 3,186,894
Fantasia Holdings Group Co. Ltd. ,
11.75% , 04/17/24 ........... USD 200 5,000
3,191,894
Czech Republic — 0.1%
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(b)
........... EUR 812 968,168
Denmark — 0.2%
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 7.01% , 04/22/30 .... 538 596,918
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.78% , 02/24/31
(b) (e)
.. 613 674,858
1,271,776
Finland — 0.1%
Ahlstrom Holding 3 Oy , 4.88% ,
02/04/28
(e)
................ USD 640 596,817
Citycon Treasury BV , 5.38% , 07/08/31
(b)
EUR 475 540,303
1,137,120
France — 2.7%
Altice France SA , 4.13% , 01/15/29
(b)
. 962 879,040
Atos SE , 1.00% , 12/18/32
(b) (k)
...... 1,996 859,028
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.99% , 07/18/30
(a) (b)
.... 1,570 1,772,127
BNP Paribas SA , Series TMO ,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(a) (l)
................. 1,163 1,238,691
Credit Agricole SA , (5-Year EURIBOR
ICE Swap Rate + 3.64%),
5.88%
(a) (b) (l)
................ 600 651,638
Elior Group SA , 5.63% , 03/15/30
(b)
.. 1,252 1,436,057
ELO SACA
(b)
2.88% , 01/29/26 ............ 500 556,512
3.25% , 07/23/27 ............ 100 108,763

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
4.88% , 12/08/28 ............ EUR 500 $ 516,254
Eutelsat SA , 1.50% , 10/13/28
(b)
.... 900 841,427
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.61% , 02/01/30
(a)
... 529 599,278
6.75% , 02/01/30 ............ 759 880,254
IPD 3 BV , 5.50% , 06/15/31
(b)
...... 900 1,019,565
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.00% , 07/31/30
(a)
... 916 1,037,682
5.00% , 04/30/31 ............ 891 1,008,910
La Financiere Atalian , 8.50% , ( 8.50%
Cash or 5.00 % PIK), 06/30/28
(b) (i)
. 2,890 1,301,393
Lune Holdings SARL , 5.63% ,
11/15/28
(b)
................ 2,036 1,594,795
Nova Alexandre III SAS , (3-mo.
EURIBOR at 0.00% Floor + 5.25%),
7.53% , 07/15/29
(a) (b)
.......... 469 536,312
Sabena technics SAS , (Acquired
10/28/22 , cost $ 293,374 ) , (3-mo.
EURIBOR + 5.00%), 7.36% ,
09/30/29
(a) (f) (h)
.............. 297 336,964
Societe Generale SA , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.79%),
8.13%
(a) (e) (l)
................ USD 2,906 2,868,579
Worldline SA , 0.00% , 07/30/26
(b) (j) (m)
. EUR 1,215 1,332,589
21,375,858
Germany — 3.0%
ADLER Real Estate GmbH , 3.00% ,
04/27/26
(b)
................ 1,900 2,101,095
Aroundtown Finance SARL
(a)(b)(l)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 1,500 1,383,697
(5-Year EURIBOR ICE Swap Rate
+ 4.51%), 7.13% .......... EUR 1,016 1,140,174
Aroundtown SA , (5-Year EUR Swap
Annual + 2.42%), 1.63%
(a) (b) (l)
.... 200 203,630
Commerzbank AG , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 5.25%), 8.63% ,
02/28/33
(a) (b)
............... GBP 600 856,607
DEMIRE Deutsche Mittelstand Real
Estate AG , 5.00% , 12/31/27
(b) (k)
.. EUR 1,440 1,520,825
Deutsche Bank AG
(a)(b)(l)
(5-Year EURIBOR ICE Swap Rate
+ 5.26%), 8.13% .......... 800 937,574
(5-Year EURIBOR ICE Swap Rate
+ 4.60%), 7.13% .......... 800 875,127
(5-Year EURIBOR ICE Swap Rate
+ 5.11%), 7.38% .......... 1,200 1,347,511
Deutsche Lufthansa AG , (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25% , 01/15/55
(a) (b)
.......... 900 1,000,560
Envalior Deutschland Gmbh , 11.88% ,
04/01/31
(f)
................. 492 498,534
HT Troplast GmbH , 9.38% , 07/15/28
(b)
776 886,916
IHO Verwaltungs GmbH , Series MAR ,
7.00% , 11/15/31
(b)
........... 1,395 1,628,723
Mahle GmbH , 6.50% , 05/02/31
(b)
... 1,207 1,340,687
Nidda Healthcare Holding GmbH ,
Series R*GS , (3-mo. EURIBOR
at 0.00% Floor + 3.75%), 6.31% ,
10/23/30
(a) (b)
............... 887 1,001,321
Security
Par (000)
Par (000) Value
Germany (continued)
PCF GmbH , 4.75% , 04/15/29
(b)
.... EUR 1,924 $ 1,680,855
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.03% , 07/01/29
(a) (b)
.. 1,222 1,385,565
Techem Verwaltungsgesellschaft 674
mbH , 6.00% , 07/30/26
(b)
....... 636 718,343
Tele Columbus AG , 10.00% , ( 10.00%
Cash or 10.00 % PIK), 01/01/29
(a) (b) (i)
75 67,174
TUI Cruises GmbH
(b)
6.50% , 05/15/26 ............ 85 96,675
5.00% , 05/15/30 ............ 1,015 1,149,847
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(a) (b) (l)
................ 1,758 1,991,530
23,812,970
Greece — 0.3%
Danaos Corp. , 8.50% , 03/01/28
(e)
... USD 1,185 1,200,325
Eurobank Ergasias Services & Holdings
SA , (5-Year EURIBOR ICE Swap
Rate + 2.00%), 4.25% , 04/30/35
(a) (b)
EUR 725 812,730
2,013,055
Ireland — 1.1%
Flutter Treasury DAC , 6.38% ,
04/29/29
(e)
................ USD 2,250 2,298,980
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88% , 03/15/32
(b)
. GBP 5,113 6,644,547
8,943,527
Italy — 2.2%
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.60% ,
09/30/31
(a) (b)
............... EUR 1,012 1,140,139
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.40% ,
07/15/31
(a) (b)
............... 926 1,048,717
Engineering - Ingegneria Informatica
- SpA
(b)
11.13% , 05/15/28 ........... 1,168 1,396,671
(3-mo. EURIBOR at 0.00% Floor +
5.75%), 8.11% , 02/15/30
(a)
... 314 354,824
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88%
(a) (b) (l)
.......... 1,350 1,494,882
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.36% ,
01/15/30
(a) (b)
............... 600 668,593
Fiber Midco SpA
10.00% , ( 10.00 % Cash or 10.75%
PIK), 06/15/29
(b) (i)
.......... 1,339 1,392,645
Fibercop SpA , Series 2034 , 6.00% ,
09/30/34
(e)
................ USD 406 374,930
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.03% , 04/15/29
(a) (b)
EUR 1,132 1,280,032
Intesa Sanpaolo SpA
(b)
5.15% , 06/10/30 ............ GBP 399 517,592
8.51% , 09/20/32 ............ 364 549,586
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.25% , 12/15/29
(a) (b)
EUR 1,031 1,162,128
Itelyum Regeneration Spa , 5.75% ,
04/15/30
(b)
................ 409 459,919
Lottomatica Group Spa , 4.88% ,
01/31/31
(b)
................ 733 837,215
Nexi SpA , 0.00% , 02/24/28
(b) (j) (m)
.... 2,400 2,462,930

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.44% ,
05/17/31
(a) (b)
............... EUR 784 $ 887,378
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.78% ,
07/31/31
(a) (b)
............... 1,087 1,227,664
17,255,845
Japan — 0.4%
SoftBank Group Corp.
(b)
5.38% , 01/08/29 ............ 100 114,316
3.38% , 07/06/29 ............ 330 349,406
4.00% , 09/19/29 ............ 240 260,637
3.88% , 07/06/32 ............ 1,363 1,389,204
5.75% , 07/08/32 ............ 1,083 1,211,540
3,325,103
Jersey, Channel Islands — 0.4%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(e)
.......... USD 200 171,837
10.38% , 03/31/29
(b)
.......... GBP 2,248 2,630,259
2,802,096
Luxembourg — 1.2%
Cidron Aida Finco SARL
(b)
7.00% , 10/27/31 ............ EUR 550 615,279
9.13% , 10/27/31 ............ GBP 595 785,041
Garfunkelux Holdco 3 SA , 6.75% ,
11/01/25
(b)
................ EUR 1,173 924,151
INEOS Finance plc , 5.63% , 08/15/30
(b)
100 108,612
Intelsat Jackson Holdings SA , 6.50% ,
03/15/30
(e)
................ USD 1,116 1,097,717
ION Trading Technologies SARL ,
5.75% , 05/15/28
(e)
........... 530 476,814
Kleopatra Finco SARL , 6.50% ,
09/01/29
(a)
................ EUR 574 508,463
SES SA , (5-Year EURIBOR ICE Swap
Rate + 3.59%), 6.00% , 09/12/54
(a) (b)
670 707,870
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 ............ 476 526,224
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.79% , 02/15/30
(a)
... 619 689,833
Titanium 2l Bondco SARL , 6.25% ,
( 6.25 % Cash or 6.25 % PIK),
01/14/31
(i)
................. 6,436 2,036,246
Vivion Investments SARL , 8.00% ,
( 8.00 % Cash or 7.90 % PIK),
02/28/29
(b) (i)
................ 1,019 1,105,064
9,581,314
Mauritius — 1.0%
Flourishing Trade & Investment Ltd. ,
11.04% , 04/02/28
(e) (f)
.......... USD 7,602 7,678,020
Netherlands — 0.2%
(a)(b)(l)
ING Groep NV , (USISSO05 + 4.08%),
7.25% ................... 725 719,563
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75% .... EUR 925 995,300
1,714,863
Norway — 0.3%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86% ,
11/15/83
(a) (b)
............... 1,673 2,057,539
Security
Par (000)
Par (000) Value
Portugal — 1.5%
Banco Espirito Santo SA
(b)(c)(d)
2.63% , 05/08/17 ............ EUR 6,100 $ 1,451,181
4.75% , 01/15/22 ............ 19,300 4,591,441
4.00% , 01/21/25 ............ 22,800 5,424,086
11,466,708
Slovenia — 0.2%
United Group BV , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.81% ,
02/15/31
(a) (b)
............... 1,549 1,746,011
South Korea — 0.3%
SK Hynix, Inc. , 6.25% , 01/17/26
(e)
... USD 2,000 2,019,100
Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA
(a)(l)
(5-Year EUR Swap Annual +
4.27%), 6.88%
(b)
.......... EUR 1,200 1,415,605
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 473 462,897
Banco de Sabadell SA , (5-Year EUR
Swap Annual + 5.17%), 5.00%
(a) (b) (l)
EUR 400 448,609
Cellnex Telecom SA , 0.75% ,
11/20/31
(b) (j)
................ 2,700 2,723,109
Cirsa Finance International SARL
(b)
(3-mo. EURIBOR + 4.50%), 6.69% ,
07/31/28
(a)
.............. 940 1,067,115
7.88% , 07/31/28 ............ 482 572,578
6.50% , 03/15/29 ............ 403 475,028
Grifols SA , 7.13% , 05/01/30
(b)
..... 3,116 3,639,196
Natra SA , (6-mo. EURIBOR at 0.00%
Floor + 6.75%), 8.88% , 10/13/29
(a) (f)
698 791,182
11,595,319
Sweden — 1.8%
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a) (b) (l)
974 1,014,639
Heimstaden Bostad Treasury BV ,
0.63% , 07/24/25
(b)
........... 332 372,435
Intrum AB
(b)(c)(d)
(3-mo. Stockholm Interbank Offered
Rates at 0.00% Floor + 3.30%),
5.65% , 09/09/26
(a)
......... SEK 4,000 314,521
3.00% , 09/15/27 ............ EUR 4,280 3,733,421
9.25% , 03/15/28 ............ 438 398,935
Preem Holdings AB , 12.00% ,
06/30/27
(b)
................ 810 958,165
Stena International SA
7.25% , 01/15/31
(b)
........... USD 4,464 4,406,331
7.25% , 01/15/31
(e)
........... 2,675 2,640,442
13,838,889
Switzerland — 0.3%
UBS Group AG
(a)(e)(l)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25% ........... 225 243,111
(USISSO05 + 3.63%), 6.85% ... 1,425 1,398,510
(USISSO05 + 3.08%), 7.00% ... 500 483,149
(USISSO05 + 3.18%), 7.13% ... 350 334,734
2,459,504
United Kingdom — 5.8%
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
........... EUR 2,921 3,348,309
B&M European Value Retail SA , 6.50% ,
11/27/31
(b)
................ GBP 448 583,231

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
BCP V Modular Services Finance plc ,
6.75% , 11/30/29
(b)
........... EUR 392 $ 398,672
Bellis Acquisition Co. plc , 8.13% ,
05/14/30
(b)
................ GBP 931 1,158,322
British Airways Pass-Through Trust ,
Series 2013-1 , Class A , 8.63% ,
12/15/32
(f)
................. USD 17,668 18,088,830
California Buyer Ltd. , 5.63% , 02/15/32
(b)
EUR 1,025 1,181,292
CD&R Firefly Bidco plc , 8.63% ,
04/30/29
(b)
................ GBP 1,430 1,943,897
Diageo Investment Corp. , 5.13% ,
08/15/30 ................. USD 1,320 1,353,320
Edge Finco plc , 8.13% , 08/15/31
(b)
.. GBP 1,486 2,008,613
Global Switch Finance BV , 1.38% ,
10/07/30
(b)
................ EUR 1,636 1,749,370
Greene King Finance plc , Series B2 ,
(Sterling Overnight Index Average
at 2.08% Floor + 2.20%), 6.68% ,
03/15/36
(a) (b)
............... GBP 310 330,510
Heathrow Funding Ltd. , 6.00% ,
03/05/32
(b)
................ 930 1,236,131
Intu Jersey 2 Ltd. , 2.88% , 11/01/22
(b) (c) (d)
(j)
....................... 3,997 825,615
Lloyds Banking Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(a) (l)
.... 475 611,880
Market Bidco Finco plc , 4.75% ,
11/04/27
(b)
................ EUR 767 836,638
Metrocentre Finance plc , 8.75% ,
( 8.75 % Cash or 8.75 % PIK),
12/05/25
(i)
................. GBP 650 461,203
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a) (l)
............... 550 643,927
3.62% , 11/20/28
(k)
........... 100 123,226
Motion Finco SARL , 7.38% , 06/15/30
(b)
EUR 1,614 1,774,977
Nationwide Building Society
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(a) (b) (l)
.............. GBP 1,050 1,370,554
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(a) (l)
.... 700 895,556
OEG Finance plc , 7.25% , 09/27/29
(b)
. EUR 500 572,801
Pinewood Finco plc , 6.00% , 03/27/30
(b)
GBP 2,004 2,656,896
Thames Water Kemble Finance plc ,
4.63% , 05/19/16
(b) (c) (d)
......... 432 2,879
Thames Water Super Senior Issuer plc ,
9.75% , 10/10/27
(e)
........... 3 3,849
Thames Water Utilities Finance plc ,
4.00% , 06/19/27
(b)
........... 810 835,261
Thames Water Utilities Ltd.
(m)
0.00% , 03/22/27
(e)
........... 1 837
0.00% , 03/22/27
(b)
........... 13 14,315
Zegona Finance plc , 6.75% , 07/15/29
(b)
EUR 470 562,522
45,573,433
United States — 32.4%
AAR Escrow Issuer LLC , 6.75% ,
03/15/29
(e)
................ USD 1,739 1,780,187
Affinity Interactive , 6.88% , 12/15/27
(e)
125 89,621
Alexander Funding Trust II , 7.47% ,
07/31/28
(e)
................ 10,012 10,630,145
Allegiant Travel Co. , 7.25% , 08/15/27
(e)
90 83,127
Security
Par (000)
Par (000) Value
United States (continued)
Allied Universal Holdco LLC , 9.75% ,
07/15/27
(e)
................ USD 38 $ 38,135
AMC Networks, Inc.
10.25% , 01/15/29
(e)
.......... 125 128,428
4.25% , 02/15/29 ............ 192 141,364
Amkor Technology, Inc. , 6.63% ,
09/15/27
(e)
................ 3,000 2,997,130
Ardagh Packaging Finance plc
2.13% , 08/15/26
(b)
........... EUR 2,641 2,652,595
4.13% , 08/15/26
(e)
........... USD 604 532,873
Ashton Woods USA LLC
(e)
4.63% , 08/01/29 ............ 25 23,131
4.63% , 04/01/30 ............ 110 100,840
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(e)
................ 5,500 5,713,400
Beacon Roofing Supply, Inc. , 6.75% ,
04/30/32
(e)
................ 804 806,080
Boost Newco Borrower LLC , 7.50% ,
01/15/31
(e)
................ 2,000 2,110,512
California Resources Corp. , 8.25% ,
06/15/29
(e)
................ 49 46,717
CCO Holdings LLC , 4.75% , 02/01/32
(e)
9 8,145
Civitas Resources, Inc.
(e)
5.00% , 10/15/26 ............ 99 96,127
8.38% , 07/01/28 ............ 77 75,648
8.63% , 11/01/30 ............ 18 17,348
Cloud Software Group, Inc.
(e)
6.50% , 03/31/29 ............ 3,000 3,001,077
9.00% , 09/30/29 ............ 38 38,282
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(e)
........... 57 58,728
CommScope LLC , 9.50% , 12/15/31
(e)
4,650 4,756,820
Core Scientific, Inc. , 0.00% ,
06/15/31
(e) (j) (m)
.............. 23 19,487
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(e)
................ 18 15,930
CSC Holdings LLC
(e)
5.50% , 04/15/27 ............ 200 185,836
11.25% , 05/15/28 ........... 200 195,503
11.75% , 01/31/29 ........... 200 189,084
DISH Network Corp.
(j)
0.00% , 12/15/25
(m)
.......... 226 203,400
3.38% , 08/15/26 ............ 60 49,800
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25% , 03/12/40
(a)
........... 353 336,543
Forestar Group, Inc. , 5.00% , 03/01/28
(e)
557 540,636
Frontier Communications Holdings LLC
6.75% , 05/01/29
(e)
........... 3,000 3,012,588
5.88% , 11/01/29 ............ 350 350,175
6.00% , 01/15/30
(e)
........... 400 401,418
8.75% , 05/15/30
(e)
........... 11,344 11,875,296
8.63% , 03/15/31
(e)
........... 150 159,077
Frontier Florida LLC , Series E , 6.86% ,
02/01/28 ................. 8,000 8,189,840
Full House Resorts, Inc. , 8.25% ,
02/15/28
(e)
................ 30 28,076
Gen Digital, Inc. , 6.75% , 09/30/27
(e)
. 3,000 3,049,182
GoTo Group, Inc.
5.50% , 05/01/28
(e)
........... 1,515 1,069,895
Gray Media, Inc. , 10.50% , 07/15/29
(e)
2,000 2,052,964
Helios Software Holdings, Inc.
7.88% , 05/01/29
(b)
........... EUR 2,050 2,316,072
Howard Hughes Corp. (The) , 5.38% ,
08/01/28
(e)
................ USD 231 222,566

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Iron Mountain UK plc , 3.88% ,
11/15/25
(b)
................ GBP 1,443 $ 1,903,881
Iron Mountain, Inc. , 7.00% , 02/15/29
(e)
USD 2,500 2,567,760
Keysight Technologies, Inc. , 5.35% ,
07/30/30 ................. 2,000 2,053,311
Kronos International, Inc.
(b)
3.75% , 09/15/25 ............ EUR 319 358,092
9.50% , 03/15/29 ............ 1,467 1,754,874
Landsea Homes Corp. , 11.00% ,
07/17/28
(f)
................. USD 1,819 1,823,548
Las Vegas Sands Corp.
5.63% , 06/15/28 ............ 4,000 4,009,179
6.00% , 06/14/30 ............ 4,810 4,837,066
Lessen, Inc. , (3-mo. CME Term SOFR
+ 8.50%), 12.76% , 01/05/28
(a) (e) (f)
. 1,318 1,215,678
Level 3 Financing, Inc.
(e)
11.00% , 11/15/29 ........... 2,000 2,235,000
10.00% , 10/15/32 ........... 106 105,588
LGI Homes, Inc.
(e)
8.75% , 12/15/28 ............ 77 77,755
7.00% , 11/15/32 ............ 79 72,877
Lions Gate Capital Holdings 1, Inc. ,
5.50% , 04/15/29
(e)
........... 17,535 15,825,338
Macy's Retail Holdings LLC , 5.88% ,
04/01/29
(e)
................ 2,500 2,370,777
Mauser Packaging Solutions Holding
Co. , 7.88% , 04/15/27
(e)
........ 29 29,077
MGM Resorts International , 6.50% ,
04/15/32 ................. 4 3,942
Micron Technology, Inc.
5.65% , 11/01/32 ............ 1,900 1,924,537
6.05% , 11/01/35 ............ 3,000 3,041,736
Midwest Gaming Borrower LLC , 4.88% ,
05/01/29
(e)
................ 77 72,692
NCR Atleos Corp. , 9.50% , 04/01/29
(e)
6,750 7,262,150
Neogen Food Safety Corp. , 8.63% ,
07/20/30
(e)
................ 3,434 3,466,571
Nexstar Media, Inc. , 5.63% , 07/15/27
(e)
4 3,963
Olympus Water US Holding Corp. ,
5.38% , 10/01/29
(b)
........... EUR 560 580,472
OneMain Finance Corp. , 7.13% ,
11/15/31 .................. USD 5 5,021
Palomino Funding Trust I , 7.23% ,
05/17/28
(e)
................ 10,850 11,449,705
Paramount Global , 7.88% , 07/30/30 . 1,000 1,095,805
Park Intermediate Holdings LLC ,
4.88% , 05/15/29
(e)
........... 106 99,234
Paychex, Inc. , 5.10% , 04/15/30 .... 5,325 5,404,660
Permian Resources Operating LLC
(e)
5.38% , 01/15/26 ............ 7 6,959
8.00% , 04/15/27 ............ 131 133,301
PG&E Corp. , 5.25% , 07/01/30 ..... 2,000 1,926,963
Pilgrim's Pride Corp. , 6.25% , 07/01/33 209 217,676
Pitney Bowes, Inc. , 6.88% , 03/15/27
(e)
1,150 1,146,163
Reworld Holding Corp. , 4.88% ,
12/01/29
(e)
................ 32 29,900
RingCentral, Inc. , 8.50% , 08/15/30
(e)
. 7,750 8,147,412
Sabre GLBL, Inc.
(e)
8.63% , 06/01/27 ............ 527 504,603
10.75% , 11/15/29 ........... 6,493 6,184,582
SCIL IV LLC , 9.50% , 07/15/28
(b)
.... EUR 1,228 1,454,437
Seagate HDD Cayman
8.25% , 12/15/29
(e)
........... USD 7,500 8,041,418
8.50% , 07/15/31
(e)
........... 1,269 1,357,462
9.63% , 12/01/32 ............ 7,150 8,069,654
Security
Par (000)
Par (000) Value
United States (continued)
Select Medical Corp. , 6.25% ,
12/01/32
(e)
................ USD 117 $ 116,176
Service Properties Trust
8.38% , 06/15/29 ............ 242 236,654
8.63% , 11/15/31
(e)
........... 3,000 3,183,222
8.88% , 06/15/32 ............ 263 254,115
Sitio Royalties Operating Partnership
LP , 7.88% , 11/01/28
(e)
......... 63 64,744
SM Energy Co. , 6.75% , 08/01/29
(e)
.. 10 9,336
Sonder Enterprises, Inc. , 7.00% ,
12/10/27
(f)
................. 1,559 1,278,530
Southern California Edison Co. , 5.25% ,
03/15/30 ................. 5,000 5,047,288
Spirit AeroSystems, Inc.
(e)
9.38% , 11/30/29 ............ 5,500 5,852,995
9.75% , 11/15/30 ............ 9,012 9,975,442
Starz Capital Holdings LLC , 5.50% ,
04/15/29
(e)
................ 400 306,828
Stem, Inc. , 0.50% , 12/01/28
(e) (j)
..... 47 11,398
STL Holding Co. LLC , 8.75% ,
02/15/29
(e)
................ 52 52,810
SUN Country Marine, Inc. , Series 2022-
1B , 5.75% , 03/15/29
(f)
......... 8,594 8,626,196
Talen Energy Supply LLC , 8.63% ,
06/01/30
(e)
................ 4,000 4,271,861
Tenneco, Inc. , 8.00% , 11/17/28
(e)
... 128 122,280
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00% , 05/06/31
(a)
........... 179 170,284
Transocean Titan Financing Ltd. ,
8.38% , 02/01/28
(e)
........... 70 69,015
Transocean, Inc. , 8.25% , 05/15/29
(e)
. 78 62,888
Uniti Group LP , 10.50% , 02/15/28
(e)
.. 8,921 9,472,184
Univision Communications, Inc. , 6.63% ,
06/01/27
(e)
................ 2,500 2,418,961
UWM Holdings LLC , 6.63% , 02/01/30
(e)
64 63,288
Venture Global LNG, Inc.
(e)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(a) (l)
......... 77 66,184
7.00% , 01/15/30 ............ 18 16,956
Venture Global Plaquemines LNG
LLC
(e)
7.50% , 05/01/33 ............ 3,728 3,824,584
7.75% , 05/01/35 ............ 2,844 2,920,498
Weekley Homes LLC , 4.88% ,
09/15/28
(e)
................ 149 139,359
WESCO Distribution, Inc. , 7.25% ,
06/15/28
(e)
................ 1,250 1,266,605
Wildfire Intermediate Holdings LLC ,
7.50% , 10/15/29
(e)
........... 46 42,090
William Carter Co. (The) , 5.63% ,
03/15/27
(e)
................ 7 6,815
Wolfspeed, Inc. , 1.75% , 05/01/26
(j)
.. 900 645,300
Xerox Corp. , 10.25% , 10/15/30
(e)
... 6,616 6,741,692
Xerox Issuer Corp. , 13.50% , 04/15/31
(e)
3,000 2,850,132
XHR LP , 4.88% , 06/01/29
(e)
....... 16 15,039
Zayo Group Holdings, Inc. , 4.00% ,
03/01/27
(e)
................ 35 32,235
253,494,631

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Zambia — 0.5%
First Quantum Minerals Ltd. , 9.38% ,
03/01/29
(e)
................ USD 3,544 $ 3,725,630
Total Corporate Bonds — 59.9%
(Cost: $ 511,593,429 ) ............................. 469,365,925
Fixed Rate Loan Interests
France — 0.4%
Atos SE, 1st Lien Term Loan , 5.06% -
9.00%
,
12/17/29 ............ EUR 2,500 2,839,205
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 6.05%
,
11/09/29
(f)
....... GBP 213 2,844
United States — 0.6%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ............ USD 481 475,115
X Corp., 1st Lien Term Loan B3 ,
9.50%
,
02/14/30 ............ 3,778 3,682,757
4,157,872
Total Fixed Rate Loan Interests — 1.0%
(Cost: $ 6,811,254 ) .............................. 6,999,921
Floating Rate Loan Interests
Canada — 0.2%
Clarios Global LP, 1st Lien Term Loan ,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.40%
,
01/28/32
(a)
..... EUR 1,850 2,065,656
Finland — 0.3%
Mehilainen Yhtiot Oy, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.90%), 6.26%
,
08/05/31
(a)
1,867 2,113,223
France — 0.6%
(a)
Atos SE, 1st Lien Term Loan ,
(1-mo. EURIBOR + 4.60%),
7.06%
,
12/17/30 ............ 3,674 3,027,981
Financiere Mendel SAS, 1st Lien Term
Loan B , 11/08/30
(n)
........... 1,500 1,687,805
4,715,786
Germany — 1.8%
(a)
Apleona Holding GmbH, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.94%
,
04/28/28 ............ 2,240 2,531,688
Kleopatra Finco SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
7.11%
,
02/12/26 ............ 3,000 3,045,950
Nidda Healthcare Holding GmbH, 1st
Lien Term Loan B2 , 02/21/30
(n)
... 1,263 1,429,179
Tele Columbus AG, Facility 1st Lien
Term Loan B , 01/01/29
(n)
....... 3,194 2,759,115
TK Elevator Midco GmbH, 1st Lien
Term Loan B1 , (3-mo. EURIBOR +
3.25%), 5.85%
,
04/30/30 ...... 2,357 2,645,185
Security
Par (000)
Par (000) Value
Germany (continued)
Wittur Holding GmbH, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 5.50%),
7.85%
,
09/29/28 ............ EUR 1,477 $ 1,425,304
13,836,421
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 16.50%
,
11/10/27
(a) (f)
..... GBP 423 169,137
Luxembourg — 1.5%
(a)
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A , (3-mo. CME
Term SOFR at 0.00% Floor +
6.25%), 11.00%
,
09/01/28
(f)
..... USD 211 213,850
Altice Financing SA, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.28%
,
10/29/27 . EUR 1,185 1,082,439
Chrysaor Bidco SARL, Facility 1st Lien
Term Loan B , 10/31/31
(n)
....... 1,862 2,107,484
Genesys Cloud Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/32 ............ USD 191 188,236
Index HoldCo SARL, Facility 1st Lien
Term Loan A , 0.10%
,
12/29/28 ... EUR 1,766 554,336
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.89%
,
01/26/32 ............ 1,226 1,378,112
Project Berlin, 1st Lien Term Loan ,
01/22/33
(n)
................ 3,000 3,330,579
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.71%
,
02/26/29 ............ 2,400 2,681,456
11,536,492
Netherlands — 1.5%
(a)
Median BV, Facility 1st Lien Term Loan
B2 , (Daily SONIA at 0.00% Floor +
5.93%), 10.50%
,
10/14/27 ...... GBP 1,700 2,185,071
Nobian Finance BV, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.77%
,
07/31/30 . EUR 2,211 2,439,085
Nobian Finance BV, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 6.11%
,
07/01/29 ..... 2,019 2,246,334
Sigma HoldCo BV, Facility 1st Lien
Term Loan B13 , (6-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.50% -
6.56%
,
01/03/28 ............ 2,500 2,807,344
Ziggo BV, Facility 1st Lien Term Loan
H , (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 5.30%
,
01/31/29 ..... 2,139 2,344,171
12,022,005
New Zealand — 0.5%
FNZ NZ Finco Ltd., 1st Lien Term Loan ,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
11/05/31
(a) (f)
..... GBP 3,000 3,738,223

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.5%
(a)
Cervantes Bidco SL, 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.46%
,
10/30/31 . EUR 1,927 $ 2,183,458
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.52%
,
12/31/29 ............ 1,706 1,913,876
4,097,334
United Kingdom — 3.1%
(a)
Belron Finance US LLC, 1st Lien Term
Loan , 10/16/31
(n)
............ 1,687 1,903,538
CD&R Firefly Bidco plc, 1st Lien Term
Loan , 04/30/29
(n)
............ GBP 1,575 2,068,840
CD&R Firefly Bidco plc, Facility 1st Lien
Term Loan B8 , 04/30/29
(f) (n)
..... 1,250 1,628,393
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.40%
,
03/20/28 . EUR 1,217 1,365,898
Edge Finco plc, Facility 1st Lien Term
Loan B1 , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.02%
,
08/22/31 . 1,307 1,468,432
INEOS Finance plc, 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.65%
,
06/23/31 . 3,931 4,174,105
Ineos Quattro Holdings UK Ltd., Facility
1st Lien Term Loan B , 04/03/29
(n)
. 1,410 1,439,195
Leased & Tenented Pubs 1 Ltd., 1st
Lien Term Loan , (12-mo. CME Term
SOFR at 3.00% Floor + 0.00%),
4.31%
,
10/01/31
(f)
........... GBP 1,357 1,772,827
Market Bidco Ltd., Facility 1st Lien Term
Loan B3 , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 7.06%
,
11/04/30 . EUR 1,800 1,974,143
Masorange Holdco Ltd., Facility 1st
Lien Term Loan B5 , 03/25/31
(n)
... 2,389 2,674,153
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 4.18%),
6.53%
,
12/15/28 ............ 2,000 2,222,697
Seashell Bidco SL, Delayed Draw
Facility 1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 5.50%),
8.88%
,
10/10/29
(f)
........... 75 84,912
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B , 07/16/29
(n)
....... 1,115 1,256,831
24,033,964
United States — 7.1%
(a)
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.94%
,
03/11/30
(f)
........... USD 82 81,435
Aimbridge Acquisition Co., Inc., 2nd
Lien Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 7.61%),
11.94%
,
03/11/30
(f)
........... 73 70,918
Altar Bidco, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.75%
,
02/01/30 . 11,512 10,873,892
American Auto Auction Group LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 4.50%),
8.80%
,
12/30/27
(f)
........... 116 116,421
Security
Par (000)
Par (000) Value
United States (continued)
Amneal Pharmaceuticals LLC, 1st Lien
Term Loan , 05/04/28
(n)
........ USD 4,666 $ 4,668,389
Applied Systems, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
02/24/31 ............ 845 842,273
Ascensus Group Holdings, Inc., 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
08/02/28 ............ 2 2,342
AssuredPartners, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.82%
,
02/14/31 ............ 152 152,192
Avaya, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.82%
,
08/01/28 ...... 57 44,287
Boxer Parent Co., Inc., 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.65%
,
07/30/31 . EUR 2,388 2,676,327
Champions Financing, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.07%
,
02/06/29 ............ USD —
(o)
16
Chemours Co. (The), 1st Lien Term
Loan B3 , (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.62%
,
08/18/28 . EUR 2,600 2,892,039
Cloud Software Group, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.05%
,
03/21/31 ............ USD 1,778 1,755,610
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.80%
,
03/30/29 ............ 528 521,592
Clover Holdings 2 LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.29%
,
12/09/31
(f)
........... 1,488 1,484,280
Clover Holdings SPV III LLC, 1st Lien
Term Loan , 15.00%
,
12/09/27
(f)
.. 591 576,348
Concrete Investment II SCA,
Facility 1st Lien Term Loan A2 ,
(3-mo. EURIBOR + 2.00%),
4.62%
,
05/09/25
(f)
........... EUR 90 10
ConnectWise LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
09/29/28 . USD 178 177,007
CoreWeave Compute Acquisition
Co. II LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 9.62%),
13.92%
,
07/30/28
(f)
.......... 1,121 1,109,443
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.32%
,
05/16/29
(f)
.......... 1,006 992,936
CPPIB OVM Member US LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
08/20/31 ............ 197 195,450

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CSC Holdings LLC, 1st Lien Term Loan
B5 , (US Prime Rate at 0.00% Floor
+ 1.50%), 9.00%
,
04/15/27 ..... USD 46 $ 44,532
Cubic Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.25%), 8.82%
,
05/25/28 . 825 453,616
Cubic Corp., 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.25%), 8.82%
,
05/25/28 . 168 92,261
CVR CHC LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
12/30/27 . 163 161,373
Digital Room Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.67%
,
12/21/28 ............ 235 231,660
DirecTV Financing LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.54%
,
08/02/27 ............ 42 42,034
DirecTV Financing LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.82%
,
02/17/31 ............ 175 161,407
Eastman Chemical, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 9.81%
,
11/01/28 . 170 91,241
ECL Entertainment LLC, Facility 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.82%
,
08/30/30 ............ 488 483,260
EIS Group Ltd., 1st Lien Term Loan
(f)
(1-mo. CME Term SOFR at
0.75% Floor + 7.00%),
11.33% , 07/08/28 ......... 584 554,857
(1-mo. CME Term SOFR at
0.75% Floor + 7.00%),
11.32% , 07/10/28 ......... 58 55,486
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.57%
,
12/29/27
(f)
.......... 279 192,751
First Brands Group LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.19%
,
03/30/27 . EUR 2,578 2,723,511
GoTo Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.18%
,
04/30/28 . USD 697 629,450
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.94%
,
10/25/28
(f)
........... 164 130,990
J&J Ventures Gaming LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.82%
,
04/26/30 ............ 317 302,168
Jack Ohio Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.32%
,
01/28/32 ............ 103 102,099
LABL, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.00%), 9.42%
,
10/30/28 . 249 214,301
Security
Par (000)
Par (000) Value
United States (continued)
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.78% , 06/05/28 ......... USD 202 $ 121,765
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.78% , 06/05/28
(f)
......... 115 103,572
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.38%
,
11/01/29
(f)
........... 461 230,500
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 0.00%),
10.49%
,
02/16/29
(f)
.......... 19 18,447
Montage Hotels & Resorts LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.49%
,
02/16/29
(f)
.......... 338 332,055
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.56% , 01/24/29 503 315,207
(3-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.71% , 01/24/29 527 502,455
(3-mo. CME Term SOFR at
0.50% Floor + 6.00%),
10.31% , 01/24/30 ......... 545 153,966
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.80%
,
07/25/31 ............ 95 93,341
Park River Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
7.80%
,
12/28/27 ............ 90 84,739
Pitney Bowes, Inc., 1st Lien Term
Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.07%
,
03/19/32 ............ 5,250 5,153,767
Potters Borrower LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.32%
,
12/14/27 ............ 87 86,659
Proofpoint, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.32%
,
08/31/28 . 632 627,876
Redstone Holdco 2 LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.29%
,
04/27/28 ............ 4,690 2,490,425
Redstone HoldCo 2 LP, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.30%
,
04/27/29 ........... 3,548 1,113,185
Sedgwick Claims Management
Services, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.31%
,
07/31/31 . 241 239,426
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.30%
,
09/11/29
(f)
........... 488 484,340

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Truist Insurance Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
05/06/31 ............ USD 192 $ 189,370
Twitter, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 10.95%
,
10/26/29 1,995 1,930,562
Vaco Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
9.45%
,
01/22/29 ............ 283 251,411
VeriFone Systems, Inc., 1st Lien Term
Loan , 08/18/28
(n)
............ 5,525 4,887,739
Woof Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.31%
,
12/21/27 ............ 146 67,999
Zayo Group Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.44%
,
03/09/27 ............ 92 85,259
55,464,269
Total Floating Rate Loan Interests — 17.1%
(Cost: $ 138,869,473 ) ............................. 133,792,510
Foreign Agency Obligations
France — 0.1%
Electricite de France SA
(a)(b)(l)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 400 422,431
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 500 672,347
1,094,778
Total Foreign Agency Obligations — 0.1%
(Cost: $ 1,032,648 ) .............................. 1,094,778
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0 .5%
United States — 0.5%
CSMC Trust, Series 2022-LION,
Class A, (1-mo. CME Term SOFR
at 3.59% Floor + 3.44%), 7.76%,
02/15/27
(a) (e) (f)
.............. USD 4,000 3,950,256
Total Non-Agency Mortgage-Backed Securities — 0.5%
(Cost: $ 3,977,416 ) .............................. 3,950,256
Preferred Securities
Capital Trusts — 0 .2%
United States — 0.2%
Microchip Technology, Inc. ,
7.50% , 03/15/28
(j)
........... 26 1,214,976
Total Capital Trusts — 0.2%
(Cost: $ 1,280,000 ) .............................. 1,214,976
Security
Shares
Shares Value
Preferred Stocks — 0 .7%
Finland — 0.0%
Aiven OY , Series D
(d) (f)
........... 6,597 $ 307,816
United States — 0.7%
Cap Hill Brands , Class E
(d) (f)
....... 506,652 40,532
Coreweave, Inc. , 10.00%
(d) (f)
...... 430,000 537,500
Dream Finders Homes, Inc.
(Preference) , 9.00%
(f) (l)
........ 2,261 2,201,649
HawkEye 360, Inc. , Series D1
(d) (f)
... 34,579 429,817
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 723,000 )
(d) (f) (h)
... 723,000 607,320
Lessen Holdings, Inc. , Series BX
(d) (f)
. 16,373 52,721
Veritas Newco
(d)
............... 17,298 397,850
Veritas Newco, Series G-1
(d)
...... 11,940 244,779
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 567,638 ) ,
12.00%
(d) (f) (h)
............... 194,516 955,074
5,467,242
Total Preferred Stocks — 0.7%
(Cost: $ 6,803,271 ) .............................. 5,775,058
Total Preferred Securities — 0.9%
(Cost: $ 8,083,271 ) .............................. 6,990,034
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(d)
.................. 5,012 361
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(d)
.................. 109,736 6,215
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 12/31/25 , Strike Price EUR
11.50 )
(d)
.................. 71,516 81
United States — 0.0%
(d)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 529 846
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(f)
........... 9,692 —
Crown PropTech Acquisitions ( Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(f)
........... 16,190 4,192
EVgo, Inc. ( Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50 ) ................... 7,796 1,559

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Flagstar Financial, Inc. , (Acquired
03/07/24 , cost $ 0 ) ( Issued/
Exercisable 03/11/24 , 1 Share for
1 Warrant, Expires 03/11/31 , Strike
Price USD 2.50 )
(f) (h)
.......... 43 $ 100,317
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(f)
................... 10,681 82,884
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(f)
................... 4,328 33,585
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(f)
.................. 1,695 7,594
Latch, Inc. ( Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 )
(f)
.................. 6,894 1
Lightning eMotors, Inc. ( Issued/
Exercisable 05/06/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 )
(f)
........... 17,391 —
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 13,726 70
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 20,304 4,668
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 5,599 1,287
Service King Midas International
( Issued/Exercisable 07/14/22 ,
1 Share for 1 Warrant, Expires
04/26/27 , Strike Price USD 10.00 )
(f)
580 —
Sonder Corp. ( Issued/Exercisable
12/30/24 , 1 Share for 1 Warrant,
Expires 12/30/29 , Strike Price USD
0.01 )
(f)
................... 3,884 8,895
Sonder Corp. ( Issued/Exercisable
04/11/25 , 1 Share for 1 Warrant,
Expires 04/11/30 , Strike Price USD
1.00 )
(f)
................... 38,747 58,895
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 )
( Issued/Exercisable 10/14/22 ,
1 Share for 1 Warrant, Expires
10/07/32 , Strike Price USD 0.01 )
(f) (h)
23,975 94,222
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 11,228 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(h)
.................. 11,228 $ 236
399,251
Total Warrants — 0.0%
(Cost: $ 140,376 ) ................................ 405,908
Total Long-Term Investments — 86 .0%
(Cost: $ 732,222,214 ) ............................. 673,977,433
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 3.2%
(p)
Barclays Bank plc , 4.00% , 05/09/25
(Purchased on 04/07/25 to be
repurchased at USD 720,917 ,
collateralized by Cleveland-Cliffs,
Inc. , 7.00%, due at 03/15/32 , par
and fair value of USD 800,000 and
$ 751,589 , respectively) ........ USD 719 719,000
Barclays Bank plc , 4.15% , 05/09/25
(Purchased on 04/04/25 to be
repurchased at USD 1,566,862 ,
collateralized by MGM Resorts
International , 6.13%, due at
09/15/29 , par and fair value of
USD 1,600,000 and $ 1,592,761 ,
respectively) ............... 1,562 1,562,000
Barclays Bank plc , 4.15% , 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 127,349 ,
collateralized by Park River
Holdings, Inc. , 5.63%, due at
02/01/29 , par and fair value of USD
156,000 and $ 122,048 , respectively) 127 126,750
Barclays Bank plc , 0.15% , Open
(Purchased on 01/30/25 to be
repurchased at USD 783,777 ,
collateralized by Webuild SpA ,
7.00%, due at 09/27/28 , par and
fair value of EUR 620,000 and
$ 762,662 , respectively)
(q)
...... EUR 692 784,256
Barclays Bank plc , 1.15% , Open
(Purchased on 04/16/25 to be
repurchased at USD 110,992 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 106,000 and
$ 112,727 , respectively)
(q)
....... 98 110,959
Barclays Bank plc , 1.15% , Open
(Purchased on 04/16/25 to be
repurchased at USD 904,691 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 864,000 and
$ 918,832 , respectively)
(q)
...... 798 904,424

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc , 1.35% , Open
(Purchased on 03/06/25 to be
repurchased at USD 1,137,039 ,
collateralized by Webuild SpA ,
3.63%, due at 01/28/27 , par and
fair value of EUR 990,000 and
$ 1,125,963 , respectively)
(q)
..... EUR 1,002 $ 1,134,655
Barclays Capital, Inc. , 2.75% , 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 237,272 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due at
06/01/29 , par and fair value of USD
261,000 and $ 238,161 , respectively) USD 237 236,531
BofA Securities, Inc. , 4.18% , 05/13/25
(Purchased on 04/11/25 to be
repurchased at USD 3,727,386 ,
collateralized by Warnermedia
Holdings, Inc. , 5.05%, due at
03/15/42 , par and fair value of
USD 5,000,000 and $ 3,768,817 ,
respectively) ............... 3,719 3,718,750
Goldman Sachs & Co. LLC ,
4.10% , Open (Purchased on
02/11/25 to be repurchased at
USD 335,695 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value
of USD 329,000 and $ 290,277 ,
respectively)
(q)
.............. 333 332,701
Goldman Sachs International ,
1.85% , Open (Purchased on
01/30/25 to be repurchased at
USD 1,266,245 , collateralized by
Verisure Midholding AB , 5.25%,
due at 02/15/29 , par and fair value
of EUR 1,080,000 and $ 1,229,061 ,
respectively)
(q)
.............. EUR 1,112 1,259,302
HSBC Securities (USA), Inc. ,
4.15% , Open (Purchased on
04/11/25 to be repurchased at
USD 2,574,672 , collateralized by
Warnermedia Holdings, Inc. , 4.28%,
due at 03/15/32 , par and fair value
of USD 3,000,000 and $ 2,568,842 ,
respectively)
(q)
.............. USD 2,569 2,568,750
J.P. Morgan Securities LLC ,
3.95% , 05/21/25 (Purchased on
04/22/25 to be repurchased at
USD 613,230 , collateralized by
AthenaHealth Group, Inc. , 6.50%,
due at 02/15/30 , par and fair value
of USD 650,000 and $ 621,303 ,
respectively) ............... 613 612,625
J.P. Morgan Securities LLC ,
4.15% , 05/21/25 (Purchased on
04/22/25 to be repurchased at USD
284,044 , collateralized by Xerox
Holdings Corp. , 5.50%, due at
08/15/28 , par and fair value of USD
500,000 and $ 320,307 , respectively) 284 283,750
J.P. Morgan Securities plc ,
0.65% , Open (Purchased on
01/30/25 to be repurchased at USD
379,437 , collateralized by Webuild
SpA , 7.00%, due at 09/27/28 , par
and fair value of EUR 300,000 and
$ 369,029 , respectively)
(q)
...... EUR 335 379,479
Security
Par (000)
Par (000) Value
J.P. Morgan Securities plc ,
1.90% , Open (Purchased on
01/30/25 to be repurchased at
USD 1,915,123 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,928,972 ,
respectively)
(q)
.............. EUR 1,681 $ 1,904,384
J.P. Morgan Securities plc ,
1.95% , Open (Purchased on
01/30/25 to be repurchased at
USD 1,915,361 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,928,972 ,
respectively)
(q)
.............. 1,681 1,904,385
J.P. Morgan Securities plc ,
1.95% , Open (Purchased on
01/09/25 to be repurchased at
USD 819,003 , collateralized by
Banco Santander SA , 3.63%, par
and fair value of EUR 800,000 and
$ 813,046 , respectively)
(l) (q)
...... 718 813,223
RBC Capital Markets LLC ,
3.90% , Open (Purchased on
04/07/25 to be repurchased at
USD 769,245 , collateralized by
CommScope Technologies LLC ,
5.00%, due at 03/15/27 , par and
fair value of USD 900,000 and
$ 783,199 , respectively)
(q)
...... USD 767 767,250
RBC Capital Markets LLC ,
4.00% , Open (Purchased on
04/09/25 to be repurchased at
USD 835,984 , collateralized by
Transocean, Inc. , 8.50%, due at
05/15/31 , par and fair value of
USD 1,000,000 and $ 773,039 ,
respectively)
(q)
.............. 834 833,946
RBC Capital Markets LLC ,
4.00% , Open (Purchased on
04/04/25 to be repurchased at USD
1,435,669 , collateralized by McAfee
Corp. , 7.38%, due at 02/15/30 , par
and fair value of USD 1,650,000 and
$ 1,425,248 , respectively)
(q)
..... 1,431 1,431,375
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
04/10/25 to be repurchased at
USD 604,334 , collateralized by
CCO Holdings LLC , 4.75%, due
at 03/01/30 , par and fair value
of USD 650,000 and $ 613,623 ,
respectively)
(q)
.............. 603 602,875
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
03/14/25 to be repurchased at USD
981,652 , collateralized by Sirius XM
Radio LLC , 5.50%, due at 07/01/29 ,
par and fair value of USD 1,000,000
and $ 973,631 , respectively)
(q)
... 976 976,250

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Europe Ltd. , 1.90% , Open
(Purchased on 01/30/25 to be
repurchased at USD 1,266,403 ,
collateralized by Verisure Midholding
AB , 5.25%, due at 02/15/29 , par
and fair value of EUR 1,080,000 and
$ 1,229,061 , respectively)
(q)
..... EUR 1,112 $ 1,259,301
Total Borrowed Bond Agreements — 3.2%
(Cost: $ 24,497,867 ) .............................. 25,226,921
Shares
Shares
Money Market Funds — 12.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.21%
(r) (s)
.... 101,091,254 101,091,254
Total Money Market Funds — 12 .9%
(Cost: $ 101,091,254 ) ............................. 101,091,254
Total Short-Term Securities — 16.1%
(Cost: $ 125,589,121 ) ............................. 126,318,175
Total Options Purchased — 0 .2%
(Cost: $ 1,975,401 ) .............................. 1,317,424
Total Investments Before Options Written and Borrowed Bonds
— 102.3%
(Cost: $ 859,786,736 ) ............................. 801,613,032
Total Options Written — ( 0 .1 ) %
(Premiums Received — $ (895,036) ) .................. (1,166,576)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 3 .2 ) %
Austria — (0.5)%
Erste Group Bank AG , (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% , 11/15/32
(a)
........... (3,600) (3,857,944)
Italy — (0.3)%
Webuild SpA:
3.63% , 01/28/27 ............ (990) (1,125,963)
Security
Par (000)
Par (000) Value
Italy (continued)
7.00% , 09/27/28 ............ EUR (920) $ (1,131,691)
(2,257,654)
Spain — (0.1)%
Banco Santander SA , (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a) (l)
................. (800) (813,046)
Sweden — (0.3)%
Verisure Midholding AB ,
5.25% , 02/15/29 ............ (2,160) (2,458,122)
United Kingdom — (0.1)%
Motion Bondco DAC , 4.50% , 11/15/27 (970) (1,031,559)
United States — (1.9)%
AthenaHealth Group, Inc. ,
6.50% , 02/15/30
(e)
........... USD (650) (621,303)
CCO Holdings LLC , 4.75% , 03/01/30
(e)
(650) (613,623)
Cleveland-Cliffs, Inc. ,
7.00% , 03/15/32
(e)
........... (800) (751,589)
CommScope Technologies LLC ,
5.00% , 03/15/27
(e)
........... (900) (783,199)
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(e)
........... (261) (238,161)
McAfee Corp. , 7.38% , 02/15/30
(e)
... (1,650) (1,425,248)
MGM Resorts International ,
6.13% , 09/15/29 ............ (1,600) (1,592,761)
Park River Holdings, Inc. ,
5.63% , 02/01/29
(e)
........... (156) (122,048)
PBF Holding Co. LLC , 6.00% , 02/15/28 (329) (290,277)
Sirius XM Radio LLC ,
5.50% , 07/01/29
(e)
........... (1,000) (973,631)
Transocean, Inc. , 8.50% , 05/15/31
(e)
. (1,000) (773,039)
Warnermedia Holdings, Inc.:
4.28% , 03/15/32 ............ (3,000) (2,568,842)
5.05% , 03/15/42 ............ (5,000) (3,768,817)
Xerox Holdings Corp. ,
5.50% , 08/15/28
(e)
........... (500) (320,307)
(14,842,845)
Total Borrowed Bonds — ( 3 .2 ) %
(Proceeds: $ (24,950,931) ) .........................
(25,261,170)
Total Investments Net of Options Written and Borrowed Bonds
— 99 .0%
(Cost: $ 833,940,769 ) ............................. 775,185,286
Other Assets Less Liabilities — 1.0% ................... 8,178,007
Net Assets — 100.0% .............................. $ 783,363,293
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,330,082, representing 0.43% of its net assets as of period end, and an original cost of $3,066,989.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Convertible security.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(l)
Perpetual security with no stated maturity date.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)
The amount to be repurchased assumes the maturity will be the day after the period end.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 94,657,933 $ 6,433,321
(a)
$ — $ — $ — $ 101,091,254 101,091,254 $ 2,638,118 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 70 06/06/25 $ 9,487 $ 81,542
Euro-Schatz ............................................................. 40 06/06/25 4,874 2,302
U.S. Treasury 10-Year Note ................................................... 48 06/18/25 5,396 52,635
U.S. Treasury 10-Year Ultra Note ............................................... 2 06/18/25 230 4,309
U.S. Treasury Long Bond ..................................................... 32 06/18/25 3,735 (23,047)
U.S. Treasury 2-Year Note .................................................... 85 06/30/25 17,700 67,380
U.S. Treasury 5-Year Note .................................................... 105 06/30/25 11,481 132,557
317,678
Short Contracts
Russell 2000 E-Mini Index .................................................... 34 06/20/25 3,349 (79,458)
S&P 500 E-Mini Index ....................................................... 3 06/20/25 838 (39,467)
(118,925)
$ 198,753
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 2,010,538 USD 2,211,006 Bank of America NA 06/18/25 $ 73,533
EUR 17,014,000 USD 19,322,776 Barclays Bank plc 06/18/25 9,930
EUR 14,196,083 USD 16,056,096 BNP Paribas SA 06/18/25 74,661
EUR 795,535 USD 875,646 Citibank NA 06/18/25 28,306
EUR 1,689,236 USD 1,872,689 Goldman Sachs International 06/18/25 46,760
EUR 1,818,124 USD 1,972,421 JPMorgan Chase Bank NA 06/18/25 93,481
EUR 1,009,994 USD 1,109,632 Morgan Stanley & Co. International plc 06/18/25 38,006
GBP 8,917,000 USD 11,641,870 Barclays Bank plc 06/18/25 243,984
USD 3,804,428 EUR 3,289,000 JPMorgan Chase Bank NA 06/18/25 67,196
USD 184,580 EUR 162,000 Barclays Bank plc 06/18/25 502
USD 955,227 EUR 836,208 BNP Paribas SA 06/18/25 5,059
USD 8,498,462 EUR 7,444,000 Deutsche Bank AG 06/18/25 39,978
USD 1,195,212 EUR 1,048,612 JPMorgan Chase Bank NA 06/18/25 3,693
USD 804,270 EUR 704,556 Morgan Stanley & Co. International plc 06/18/25 3,696
USD 527,891 GBP 396,000 Deutsche Bank AG 06/18/25 46
USD 174,856 GBP 131,000 Morgan Stanley & Co. International plc 06/18/25 240
729,071
USD 460,050 AUD 724,000 UBS AG 06/18/25 (3,953)
USD 994,483 EUR 876,000 BNP Paribas SA 06/18/25 (900)
USD 258,286,982 EUR 235,541,000 Citibank NA 06/18/25 (9,354,079)
USD 7,239,398 EUR 6,661,000 Deutsche Bank AG 06/18/25 (329,379)
USD 1,376,286 EUR 1,255,269 State Street Bank and Trust Co. 06/18/25 (50,054)
USD 881,050 EUR 802,731 Toronto Dominion Bank 06/18/25 (31,079)
USD 16,852 GBP 13,000 Barclays Bank plc 06/18/25 (476)
USD 16,840 GBP 13,000 Credit Agricole Corporate & Investment Bank SA 06/18/25 (488)
USD 56,395,825 GBP 43,642,000 Deutsche Bank AG 06/18/25 (1,776,482)
USD 475,556 GBP 368,000 HSBC Bank plc 06/18/25 (14,968)
USD 38,833 GBP 30,000 State Street Bank and Trust Co. 06/18/25 (1,155)
USD 81,935 JPY 12,038,000 BNP Paribas SA 06/18/25 (2,714)
USD 57,725 JPY 8,482,000 Toronto Dominion Bank 06/18/25 (1,918)
USD 275,680 SEK 2,751,000 Barclays Bank plc 06/18/25 (9,791)
(11,577,436)
$ (10,848,365)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ....................... 222 05/16/25 EUR 5,600.00 EUR 11,456 $ 2,515
EURO STOXX 50 Index ....................... 222 05/16/25 EUR 6,000.00 EUR 11,456 251
U.S. Treasury 10-Year Note ..................... 125 05/23/25 USD 113.00 USD 12,500 62,500
U.S. Treasury 30-Year Bond .................... 75 05/23/25 USD 126.00 USD 7,500 5,859
Microchip Technology, Inc. ..................... 650 06/20/25 USD 55.00 USD 2,995 58,500
Sabre Corp. ............................... 500 06/20/25 USD 5.50 USD 119 4,750
Sabre Corp. ............................... 1,000 06/20/25 USD 6.00 USD 237 3,501
STOXX Europe 600 Auto & Parts ................. 34 06/20/25 EUR 580.00 EUR 883 2,889
STOXX Europe 600 Auto & Parts ................. 64 06/20/25 EUR 560.00 EUR 1,661 10,875
Warner Bros Discovery, Inc. .................... 650 06/20/25 USD 14.00 USD 564 8,775
Warner Bros Discovery, Inc. .................... 1,000 06/20/25 USD 15.00 USD 867 3,000
Informatica, Inc. ............................ 500 07/18/25 USD 25.00 USD 942 13,751
Informatica, Inc. ............................ 250 11/21/25 USD 35.00 USD 471 10,000
EURO STOXX 50 Index ....................... 183 12/19/25 EUR 5,900.00 EUR 9,443 72,870
EURO STOXX 50 Index ....................... 183 12/19/25 EUR 5,400.00 EUR 9,443 337,814
597,850
Put
American Airlines Group, Inc. .................... 500 05/16/25 USD 8.00 USD 498 2,250
American Airlines Group, Inc. .................... 500 05/16/25 USD 9.00 USD 498 7,750
Dow, Inc. ................................. 500 05/16/25 USD 26.00 USD 1,530 10,250
EURO STOXX Bank Index ..................... 500 05/16/25 EUR 160.00 EUR 4,621 10,620
FedEx Corp. ............................... 200 05/16/25 USD 185.00 USD 4,207 11,200
iShares iBoxx $ High Yield Corporate Bond ETF ....... 750 05/16/25 USD 74.00 USD 5,895 7,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,250 05/16/25 USD 77.00 USD 9,825 37,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,000 05/16/25 USD 76.00 USD 15,720 21,000
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 650 05/16/25 USD 103.50 USD 7,019 165,750
iShares MSCI Europe Financials ETF .............. 750 05/16/25 USD 22.00 USD 2,242 15,000
iShares Russell 2000 ETF ...................... 200 05/16/25 USD 185.00 USD 3,897 31,500
iShares Russell 2000 ETF ...................... 200 05/16/25 USD 180.00 USD 3,897 18,100
Netflix, Inc. ................................ 50 05/16/25 USD 850.00 USD 5,659 3,000
Ford Motor Co. ............................. 500 06/20/25 USD 7.85 USD 501 4,750
iShares Russell 2000 ETF ...................... 200 06/20/25 USD 170.00 USD 3,897 31,000
EURO STOXX 50 Index ....................... 171 07/18/25 EUR 4,700.00 EUR 8,824 133,568
EURO STOXX 50 Index ....................... 171 07/18/25 EUR 4,100.00 EUR 8,824 42,230
552,968
$ 1,150,818
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
iTraxx Europe
Crossover Index
Series 43.V1 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 09/17/25 EUR 350.00 EUR 8,240 $ 105,557
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 05/21/25 USD 102.00 USD 10,000 40,699

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Morgan Stanley & Co.
International plc 05/21/25 USD 102.00 USD 5,000 $ 20,350
61,049
$ 166,606
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
United States Steel Corp. ....................... 50 05/16/25 USD 45.00 USD 219 $ (9,976)
EURO STOXX 50 Index ........................ 366 12/19/25 EUR 5,650.00 EUR 18,886 (339,576)
(349,552)
Put
American Airlines Group, Inc. ..................... 500 05/16/25 USD 5.00 USD 498 (2,000)
Dow, Inc. .................................. 500 05/16/25 USD 22.00 USD 1,530 (28,500)
EURO STOXX Bank Index ...................... 500 05/16/25 EUR 140.00 EUR 4,621 (8,496)
FedEx Corp. ................................ 200 05/16/25 USD 160.00 USD 4,207 (16,600)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 750 05/16/25 USD 68.00 USD 5,895 (54,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,250 05/16/25 USD 73.00 USD 9,825 (51,250)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,000 05/16/25 USD 72.00 USD 15,720 (80,000)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 650 05/16/25 USD 98.00 USD 7,019 (312,000)
iShares Russell 2000 ETF ....................... 200 05/16/25 USD 155.00 USD 3,897 (2,600)
iShares Russell 2000 ETF ....................... 200 05/16/25 USD 165.00 USD 3,897 (4,400)
Netflix, Inc. ................................. 50 05/16/25 USD 750.00 USD 5,659 (1,125)
iShares Russell 2000 ETF ....................... 200 06/20/25 USD 130.00 USD 3,897 (2,700)
EURO STOXX 50 Index ........................ 342 07/18/25 EUR 4,400.00 EUR 17,648 (143,738)
(707,409)
$ (1,056,961)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 05/21/25 B+ USD 97.00 USD 10,000 $ (11,280)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 05/21/25 B+ USD 97.00 USD 5,000 (5,640)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 43.V1 5 .00 Quarterly Bank of America NA 05/21/25 NR EUR 400.00 EUR 4,451 (12,798)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 43.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 09/17/25 BB- EUR 500.00 EUR 8,240 (79,897)
$ (109,615)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 43.V1 . 5 .00 % Quarterly 06/20/30 EUR 14,524 $ (1,156,830) $ (1,122,546) $ (34,284)
iTraxx Europe Crossover Index Series 43.V1 . 5 .00 Quarterly 06/20/30 EUR 228 (18,171) (21,027) 2,856
iTraxx Europe Main Index Series 43.V1 ..... 1 .00 Quarterly 06/20/30 EUR 728 (13,660) (15,909) 2,249
iTraxx Europe Senior Financials Index Series
43.V1 ......................... 1 .00 Quarterly 06/20/30 EUR 1,937 (31,090) (36,493) 5,403
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 Quarterly 06/20/30 USD 1,302 (54,712) (50,616) (4,096)
$ (1,274,463) $ (1,246,591) $ (27,872)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 44.V1 ....... 1 .00 % Quarterly 06/20/30 BBB+ USD 25,000 $ 386,090 $ 361,472 $ 24,618
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 2,793 $ — $ 2,793
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (2,816) — (2,816)
$ (23) $ — $ (23)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ally Financial, Inc. ......... 5 .00 % Quarterly Citibank NA 06/20/25 USD 1,320 $ (16,043) $ (3,900) $ (12,143)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 880 (10,695) (2,600) (8,095)
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 964 58,640 42,475 16,165
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 574 34,916 30,309 4,607
Ardagh Packaging Finance plc . 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 873 53,105 21,567 31,538
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (2,930) 919 (3,849)
Macy's Retail Holdings LLC ... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 (2,876) 15,313 (18,189)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (2,784) 2,699 (5,483)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (2,320) 2,955 (5,275)
Boparan Finance plc ....... 5 .00 Quarterly Goldman Sachs International 12/20/25 EUR 864 (31,668) 11,066 (42,734)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 300 2,633 15,941 (13,308)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 200 1,756 8,198 (6,442)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (26,018) 14,648 (40,666)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (65,365) (25,358) (40,007)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Bank of America NA 12/20/27 USD 750 $ 15,968 $ 105,794 $ (89,826)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 10,858 70,005 (59,147)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 31,935 294,535 (262,600)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 6,387 43,343 (36,956)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 9,581 66,913 (57,332)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 10,645 68,670 (58,025)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 21,290 186,053 (164,763)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (78,914) 43,184 (122,098)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (54,864) 30,080 (84,944)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 197,217 51,320 145,897
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (1,613) 4,010 (5,623)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 (8,274) 31,592 (39,866)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 775 (17,394) 17,470 (34,864)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 (2,016) (713) (1,303)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,711 (177,476) 50,276 (227,752)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 5,745 113,307 (107,562)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 200 (1,913) 1,988 (3,901)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,500 (222,543) (157,477) (65,066)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 750 (111,272) (69,592) (41,680)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 970 (100,387) (18,002) (82,385)
Honda Motor Co. Ltd. ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 JPY 186,126 (29,150) (33,928) 4,778
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 1,250 (180,375) (187,530) 7,155
Grifols SA ............... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 2,212 (65,941) (42,082) (23,859)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 3,000 (575,913) (615,388) 39,475
International Game Technology
plc ................. 5 .00 Quarterly Bank of America NA 06/20/30 EUR 3,004 (524,795) (501,516) (23,279)
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 637 16,115 18,948 (2,833)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 2,000 (22,897) (10,983) (11,914)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 4,500 123,078 28,337 94,741
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 10,070 275,420 63,412 212,008
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 2,468 (416,457) (415,530) (927)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 1,082 (111,643) (134,913) 23,270
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 994 31,179 40,511 (9,332)
thyssenkrupp AG .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 2,788 12,827 10,733 2,094
United Group BV .......... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 964 (74,700) (70,985) (3,715)
Verisure Midholding AB ...... 5 .00 Quarterly Bank of America NA 06/20/30 EUR 1,000 (107,363) (99,683) (7,680)
$ – $ – $ –
$ (2,127,304) $ (883,609) $ (1,243,695)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Sprint Communications LLC 5 .00 % Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,200 $ 27,741 $ 11,298 $ 16,443
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 1,300 16,392 6,492 9,900
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,000 25,219 9,003 16,216
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 3,000 37,829 12,394 25,435
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 667 8,406 3,439 4,967
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 31,441 21,605 9,836
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 18,864 12,969 5,895
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 18,864 13,079 5,785
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 69,170 45,447 23,723
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 712 14,015 (13,127) 27,142
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 125 7,669 (13,593) 21,262
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 182 11,178 (19,808) 30,986

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly Citibank NA 12/20/27 CCC+ EUR 248 $ 15,264 $ (27,842) $ 43,106
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 377 23,161 (42,504) 65,665
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 BB+ EUR 800 79,386 (12,868) 92,254
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 942 93,476 (16,710) 110,186
iTraxx Europe Crossover
Index Series 38.V3 10-
20% ............ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB EUR 2,300 170,545 142,826 27,719
Boparan Finance plc ... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 2,137 19,897 (124,355) 144,252
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC+ EUR 712 72,297 (14,276) 86,573
Forvia SE ........... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BB- EUR 969 49,087 93,960 (44,873)
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 369 28,463 10,510 17,953
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 CC EUR 1,474 (311,124) (262,683) (48,441)
Amkor Technology, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/29 BB USD 500 84,181 81,157 3,024
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 12/20/29 BB USD 4,000 673,446 677,068 (3,622)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 500 69,326 48,548 20,778
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 500 69,326 62,310 7,016
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 B EUR 878 (82,050) (107,935) 25,885
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,157 347,220 350,314 (3,094)
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 11,159 1,227,312 1,446,241 (218,929)
iTraxx Europe Crossover
Index Series 42.V2 35-
100% ........... 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 13,613 2,794,163 2,669,487 124,676
Nissan Motor Co. Ltd. ... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 NR JPY 105,403 (55,237) (15,378) (39,859)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 500 (34,963) (44,615) 9,652
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 250 (17,482) (17,215) (267)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 500 (34,963) (42,190) 7,227
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 1,000 (69,927) (108,533) 38,606
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 378 (23,127) (28,426) 5,299
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 320 (19,579) (21,786) 2,207
Sirius XM Radio LLC ... 5 .00 Quarterly Citibank NA 12/20/29 BB+ USD 4,000 472,449 419,278 53,171
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 110 (1,382) (449) (933)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 50 (628) (102) (526)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 50 (628) (123) (505)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 2,000 (28,415) — (28,415)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 500 80,298 78,743 1,555
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 650 104,387 97,287 7,100
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,000 160,596 150,573 10,023

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 650 $ 104,387 $ 96,819 $ 7,568
ADT Security Corp. (The) 5 .00 Quarterly Bank of America NA 06/20/30 NR USD 2,000 438,120 332,000 106,120
ADT Security Corp. (The) 5 .00 Quarterly Bank of America NA 06/20/30 NR USD 2,000 349,238 317,839 31,399
ADT Security Corp. (The) 5 .00 Quarterly
Goldman Sachs
International 06/20/30 NR USD 2,000 349,238 335,799 13,439
Amkor Technology, Inc. .. 5 .00 Quarterly Barclays Bank plc 06/20/30 BB USD 2,000 356,032 333,729 22,303
AT&T, Inc. ........... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BBB USD 5,000 74,825 73,954 871
AT&T, Inc. ........... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BBB USD 5,000 74,825 50,818 24,007
Boeing Co. (The) ...... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BBB- USD 5,000 17,524 9,138 8,386
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,000 143,349 131,724 11,625
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 80 11,468 10,206 1,262
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 110 15,768 14,884 884
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 1,500 215,024 200,372 14,652
MGM Resorts International 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 650 70,861 51,543 19,318
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB- USD 650 70,861 82,413 (11,552)
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB- USD 1,000 109,017 111,463 (2,446)
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 2,000 239,514 250,678 (11,164)
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 500 59,878 41,934 17,944
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 650 77,842 80,957 (3,115)
Sirius XM Radio LLC ... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 1,000 119,757 113,839 5,918
Tenet Healthcare Corp. .. 5 .00 Quarterly Bank of America NA 06/20/30 B- USD 650 101,854 82,003 19,851
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B- USD 2,000 313,398 284,665 28,733
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B- USD 500 78,349 75,012 3,337
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B- USD 1,000 156,699 143,110 13,589
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 B- USD 500 78,349 69,742 8,607
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Citibank NA 06/20/30 BB USD 2,000 (32,947) (28,808) (4,139)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 06/20/30 BB USD 2,000 (32,947) (47,603) 14,656
Verizon Communications,
Inc. ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BBB+ USD 5,000 71,748 64,495 7,253
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 06/20/30 BB+ USD 3,000 511,111 453,910 57,201
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 06/20/30 BB+ USD 650 110,741 88,383 22,358
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 1,000 170,370 158,279 12,091
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 1,650 281,111 282,174 (1,063)
ZF Europe Finance BV .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB- EUR 1,154 (591) (44,217) 43,626
$ 10,946,336 $ 9,750,764 $ 1,195,572
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Invesco Senior Loan
ETF ........... At Termination
1-day SOFR minus
0.10%
At
Termination BNP Paribas SA 05/14/25 USD 200 $ (21,907) $ — $ (21,907)
Invesco Senior Loan
ETF ........... At Termination
1-day SOFR minus
0.20%
At
Termination
Morgan Stanley & Co.
International plc 05/30/25 USD 50 (1,971) — (1,971)
Invesco Senior Loan
ETF ........... At Termination
1-day SOFR minus
0.50%
At
Termination
Morgan Stanley & Co.
International plc 06/06/25 USD 100 (27,932) — (27,932)
$ (51,810) $ — $ (51,810)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
07/09/26 $ 870,894 $ (38,493)
(c)
$ 834,668 0 .1%
Monthly Citibank NA
(d)
02/24/28 (871,704) (1,712)
(e)
(874,852) 0 .1
Monthly
JPMorgan Chase
Bank NA
(f)
05/09/25 (3,263,201) (10,790)
(g)
(3,268,357) 0 .6
Monthly
Merrill Lynch
International &
Co.
(h)
02/15/28 927,866 115,724
(i)
1,059,058 0 .6
Monthly
Merrill Lynch
International & Co.
(j)
02/15/28 (18,650) 969
(k)
(19,800) 0 .0
$ 65,698 $ (2,269,283)
(b) (d) (f)
Range: 20-26 basis points 68-130 basis points 0-108 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(h) (j)
Range: 20-50 basis points 15 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01)
GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $(2,267) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $1,436 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(5,634) of net dividends and financing fees.
(h) Merill Lynch
(i)
Amount includes $(15,468) of net dividends and financing fees.
(j) Merill L
(k)
Amount includes $2,119 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date July 9, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Germany
Northern Data AG ......... 29,000 $ 814,924 97 .6%
United States
AMC Networks, Inc. , Class A .. 3,085 19,744 2 .4
Total Reference Entity — Long ............ 834,668
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 834,668
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (5,309) (417,287) 47 .7
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (4,133) (457,565) 52 .3
(874,852)
Net Value of Reference Entity — Citibank NA ..
$ (874,852)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date May 9, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 4,526 28,966 ( 0 .9 )
Eagle Bancorp, Inc. ........ 759 13,624 ( 0 .4 )
Informatica, Inc. , Class A .... 40,000 753,200 ( 23 .0 )
New York Community Bancorp,
Inc. ................. 7,124 83,422 ( 2 .6 )
Paramount Global , Class B ... 10,000 117,400 ( 3 .6 )
996,612
Reference Entity — Short
Common Stocks
United States
Atlantic Union Bankshares Corp. (350) (9,695) 0 .3
Community Financial System,
Inc. ................. (333) (18,178) 0 .6
CVB Financial Corp. ....... (839) (15,555) 0 .5
Provident Financial Services,
Inc. ................. (1,159) (18,973) 0 .6
ServisFirst Bancshares, Inc. .. (285) (20,298) 0 .6
(82,699)
Shares Value
% of Basket
Value
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (32,029) $ (2,517,479) 77 .0%
iShares iBoxx $ Investment
Grade Corporate Bond ETF (7,392) (798,188) 24 .4
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (1,588) (175,807) 5 .4
Vanguard Intermediate-Term
Corporate Bond ETF ..... (8,447) (690,796) 21 .1
(4,182,270)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (3,268,357)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Liberty Global Ltd. , Class A ... 60,802 665,782 62 .9
Italy
Telecom Italia SpA ........ 4,013,512 1,589,491 150 .1
Switzerland
Sunrise Communications AG ,
ADR , Class A .......... 12,160 655,667 61 .9
United Kingdom
Synthomer plc ........... 225,140 246,936 23 .3
Total Reference Entity — Long ............ 3,157,876
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (8,080) (635,088) ( 60 .0 )
iShares Preferred & Income
Securities ETF ......... (48,500) (1,463,730) ( 138 .2 )
(2,098,818)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ 1,059,058
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Brandywine Realty Trust .... (5,000) (19,800) 100 .0
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (19,800)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .35
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 45,843,869 $ — $ 45,843,869
Common Stocks
Australia ............................................. 38,792 — — 38,792
Bermuda ............................................. — — 170,327 170,327
Canada ............................................. 572,907 — — 572,907
Chile ............................................... — — 12,320 12,320
France .............................................. — 10,241 — 10,241
Germany ............................................ — — 11 11
Japan ............................................... — 82,549 — 82,549
Luxembourg .......................................... — — 1 1
United Kingdom ........................................ 168,162 — 73 168,235
United States .......................................... 2,430,861 793,891 1,254,097 4,478,849
Corporate Bonds
Australia ............................................. — 33,374 588,070 621,444
Belgium ............................................. — 1,755,351 — 1,755,351
Canada ............................................. — 11,104,573 2,469,564 13,574,137
Chile ............................................... — 366,620 — 366,620
China ............................................... — 3,191,894 — 3,191,894
Czech Republic ........................................ — 968,168 — 968,168
Denmark ............................................. — 1,271,776 — 1,271,776
Finland .............................................. — 1,137,120 — 1,137,120
France .............................................. — 21,038,894 336,964 21,375,858
Germany ............................................ — 23,314,436 498,534 23,812,970
Greece .............................................. — 2,013,055 — 2,013,055
Ireland .............................................. — 8,943,527 — 8,943,527
Italy ................................................ — 17,255,845 — 17,255,845
Japan ............................................... — 3,325,103 — 3,325,103
Jersey, Channel Islands ................................... — 2,802,096 — 2,802,096
Luxembourg .......................................... — 9,581,314 — 9,581,314
Mauritius ............................................. — — 7,678,020 7,678,020
Netherlands ........................................... — 1,714,863 — 1,714,863

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

Level 1 Level 2 Level 3 Total
Norway .............................................. $ — $ 2,057,539 $ — $ 2,057,539
Portugal ............................................. — 11,466,708 — 11,466,708
Slovenia ............................................. — 1,746,011 — 1,746,011
South Korea .......................................... — 2,019,100 — 2,019,100
Spain ............................................... — 10,804,137 791,182 11,595,319
Sweden ............................................. — 13,838,889 — 13,838,889
Switzerland ........................................... — 2,459,504 — 2,459,504
United Kingdom ........................................ — 27,484,603 18,088,830 45,573,433
United States .......................................... — 240,550,679 12,943,952 253,494,631
Zambia .............................................. — 3,725,630 — 3,725,630
Fixed Rate Loan Interests
France .............................................. — 2,839,205 — 2,839,205
Jersey, Channel Islands ................................... — — 2,844 2,844
United States .......................................... — 4,157,872 — 4,157,872
Floating Rate Loan Interests
Canada ............................................. — 2,065,656 — 2,065,656
Finland .............................................. — 2,113,223 — 2,113,223
France .............................................. — 4,715,786 — 4,715,786
Germany ............................................ — 13,836,421 — 13,836,421
Jersey, Channel Islands ................................... — — 169,137 169,137
Luxembourg .......................................... — 11,322,642 213,850 11,536,492
Netherlands ........................................... — 12,022,005 — 12,022,005
New Zealand .......................................... — — 3,738,223 3,738,223
Spain ............................................... — 4,097,334 — 4,097,334
United Kingdom ........................................ — 20,547,832 3,486,132 24,033,964
United States .......................................... — 48,929,480 6,534,789 55,464,269
Foreign Agency Obligations ................................. — 1,094,778 — 1,094,778
Non-Agency Mortgage-Backed Securities ........................ — — 3,950,256 3,950,256
Preferred Securities
Finland .............................................. — — 307,816 307,816
United States .......................................... 1,214,976 642,629 4,824,613 6,682,218
Warrants .............................................. 13,800 1,523 390,585 405,908
Short-Term Securities
Borrowed Bond Agreements ................................. — 25,226,921 — 25,226,921
Money Market Funds ...................................... 101,091,254 — — 101,091,254
Options Purchased
Credit contracts .......................................... — 166,606 — 166,606
Equity contracts .......................................... 1,082,459 — — 1,082,459
Interest rate contracts ...................................... 68,359 — — 68,359
Unfunded Floating Rate Loan Interests
(a)
........................... — 1,958 19,139 21,097
Liabilities
Borrowed Bonds ......................................... — (25,261,170) — (25,261,170)
Unfunded Floating Rate Loan Interests
(a)
........................... — — (2,028) (2,028)
$ 106,681,570 $ 601,222,060 $ 68,467,301 $ 776,370,931
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,235,369 $ — $ 2,235,369
Equity contracts ........................................... — 116,693 — 116,693
Foreign currency exchange contracts ............................ — 729,071 — 729,071
Interest rate contracts ....................................... 340,725 2,793 — 343,518
Liabilities
Credit contracts ........................................... — (2,396,361) — (2,396,361)
Equity contracts ........................................... (1,175,886) (102,805) — (1,278,691)
Foreign currency exchange contracts ............................ — (11,577,436) — (11,577,436)
Interest rate contracts ....................................... (23,047) (2,816) — (25,863)
$ (858,208) $ (10,995,492) $ — $ (11,853,700)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ................... $ 1,897,012 $ 40,016,911 $ 2,744 $ 9,404,743 $ 3,896,978 $ 4,341,677 $ 2,715 $ 183,004 $ 59,745,784
Transfers into Level 3 ............................. — — — — — — — 90,202 90,202
Transfers out of Level 3 ............................ — — — — — — — — —
Other
(a)
....................................... (737,140) — — — — 737,140 — — —
Accrued discounts/premiums ......................... — 59,525 6,362 18,465 (10,889) — — — 73,463
Net realized gain (loss) ............................ 1 (915,325) — 22,902 — — — — (892,422)
Net change in unrealized appreciation (depreciation)
(b)
........ (132,286) (614,149) (6,317) (343,587) 64,167 (105,636) 14,396 117,379 (1,006,033)
Purchases ..................................... 409,243 9,927,201 42,410 15,908,296 — 211,970 — — 26,499,120
Sales ........................................ (1) (5,079,047) (42,355) (10,868,688) — (52,722) — — (16,042,813)
Closing balance, as of April 30, 2025 ....................
$ 1,436,829 $ 43,395,116 $ 2,844 $ 14,142,131 $ 3,950,256 $ 5,132,429 $ 17,111 $ 390,585 $ 68,467,301
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025
(b)
........................
$ (132,286) $ (1,230,458) $ (6,317) $ (371,193) $ 64,167 $ (105,636) $ 14,396 $ 130,279 $ (1,637,048)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Global Long/Short Credit Fund

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $18,712,825. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 1,075,123 Market EBITDA Multiple 12.00x –
Revenue Multiple 2.60x –
Income Discount for Lack of
Marketability 10% –
Corporate Bonds ............................. 34,438,566 Income Discount Rate 6% - 16% 8%
Floating Rate Loan Interests ...................... 4,767,518 Income Discount Rate 8% - 15% 11%
Non-Agency Mortgage-Backed Securities .............. 3,950,256 Income Discount Rate 9% –
Preferred Securities ........................... 5,132,429 Income Discount Rate 4% - 11% 10%
Market Revenue Multiple 6.50x – 8.75x 8.06x
Time to Exit 2.0 - 3.0 years 2.9 years
Volatility 50% - 90% 69%
EBITDA Multiple 8.50x - 14.00x 13.66x
Direct Profit Multiple 4.50x –
Warrants .................................. 390,584 Market Time to Exit 3.0 years 3.0 years
Volatility 50% - 80% 67%
Revenue Multiple 8.25x - 8.75x 8.53x
Income Discount for Lack of
Marketability 10% –
Discount Rate 15% –
$ 49,754,476
Currency Abbreviation
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts